UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Steven I. Koszalka

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

U.S. Government Securities Fund®
Investment portfolio
May 31, 2017
unaudited
Bonds, notes & other debt instruments96.83% U.S. Treasury bonds & notes57.08% U.S. Treasury47.41%	Principal?amount (000)	Value (000)
U.S. Treasury 0.875% 2017	$150,000	$149,820
U.S. Treasury 0.75% 2018	100,000	99,398
U.S. Treasury 0.75% 2019	11,000	10,874
U.S. Treasury 1.625% 2019	83,100	83,647
U.S. Treasury 1.25% 2020	90,500	90,187
U.S. Treasury 1.25% 2020	15,600	15,538
U.S. Treasury 1.375% 2020	36,000	35,942
U.S. Treasury 1.375% 2020	27,000	26,979
U.S. Treasury 1.375% 2020	26,548	26,402
U.S. Treasury 1.625% 2020	7,500	7,532
U.S. Treasury 1.75% 2020	70,250	70,686
U.S. Treasury 1.75% 2020	56,150	56,553
U.S. Treasury 2.00% 2020	46,850	47,561
U.S. Treasury 3.625% 2020	25,000	26,480
U.S. Treasury 8.75% 2020	5,255	6,447
U.S. Treasury 1.125% 2021[1]	378,170	369,691
U.S. Treasury 1.125% 2021	20,500	20,020
U.S. Treasury 1.125% 2021	19,926	19,498
U.S. Treasury 1.75% 2021	227,621	228,110
U.S. Treasury 2.00% 2021	145,000	146,783
U.S. Treasury 2.00% 2021	76,550	77,564
U.S. Treasury 2.125% 2021[1]	287,750	292,976
U.S. Treasury 2.125% 2021	56,700	57,772
U.S. Treasury 2.25% 2021	270,705	277,073
U.S. Treasury 3.625% 2021	8,300	8,911
U.S. Treasury 8.00% 2021	3,400	4,317
U.S. Treasury 1.625% 2022	680	673
U.S. Treasury 1.75% 2022	132,600	132,595
U.S. Treasury 1.75% 2022	47,000	46,991
U.S. Treasury 1.75% 2022	25,000	25,015
U.S. Treasury 1.875% 2022	361,000	363,043
U.S. Treasury 1.875% 2022	129,030	129,857
U.S. Treasury 1.875% 2022	89,000	89,587
U.S. Treasury 1.875% 2022	300,000	301,770
U.S. Treasury 2.00% 2022	41,280	41,632
U.S. Treasury 2.125% 2022	119,900	121,633
U.S. Treasury 1.50% 2023	57,820	56,636
U.S. Treasury 1.625% 2023	58,280	57,354
U.S. Treasury 2.125% 2023	289,977	293,080
U.S. Treasury 2.50% 2023	40,720	42,078
U.S. Treasury 2.75% 2023	147,900	155,098
U.S. Treasury 2.125% 2024	60,800	61,294
U.S. Treasury 2.75% 2024	87,700	91,934
U.S. Treasury 6.25% 2030	5,250	7,548
U.S. Treasury 2.875% 2045	78,125	78,118
U.S. Treasury 3.00% 2045	45,875	47,001
U.S. Government Securities Fund — Page 1 of 11

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 2.50% 2046	$31,880	$29,489
U.S. Treasury 2.875% 2046	2,008	2,007
U.S. Treasury 3.00% 2047	98,165	100,659
U.S. Treasury 3.00% 2047	15,000	15,393
		4,547,246
U.S. Treasury inflation-protected securities9.67%
U.S. Treasury Inflation-Protected Security 0.130% 2020[2]	42,704	43,092
U.S. Treasury Inflation-Protected Security 0.257% 2025[2]	53,585	53,359
U.S. Treasury Inflation-Protected Security 0.386% 2025[2]	252,592	254,416
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	108,901	125,806
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	183,684	183,555
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	3,061	3,901
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	185,997	180,393
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	73,402	74,839
U.S. Treasury Inflation-Protected Security 0.884% 2047[2]	8,080	7,997
		927,358
Total U.S. Treasury bonds & notes		5,474,604
Mortgage-backed obligations37.23% Federal agency mortgage-backed obligations36.95%
Fannie Mae 3.153% 2017[3]	970	972
Fannie Mae 10.50% 2018[3]	59	61
Fannie Mae 5.50% 2023[3]	607	650
Fannie Mae 6.00% 2024[3]	415	470
Fannie Mae 10.480% 2025[3]	78	81
Fannie Mae 6.00% 2026[3]	22	25
Fannie Mae 6.50% 2027[3]	731	817
Fannie Mae 6.50% 2027[3]	328	365
Fannie Mae 5.00% 2028[3]	334	367
Fannie Mae 2.50% 2031[3]	22,274	22,516
Fannie Mae 8.00% 2031[3]	456	525
Fannie Mae 3.00% 2036[3]	30,630	31,298
Fannie Mae 3.00% 2036[3]	17,370	17,749
Fannie Mae 4.00% 2036[3]	24,500	26,157
Fannie Mae 4.00% 2036[3]	15,773	16,840
Fannie Mae 4.00% 2036[3]	12,265	13,094
Fannie Mae 4.00% 2036[3]	5,090	5,434
Fannie Mae 4.00% 2036[3]	1,441	1,539
Fannie Mae 4.00% 2036[3]	39	41
Fannie Mae 3.00% 2037[3]	10,941	11,180
Fannie Mae 6.50% 2037[3]	229	253
Fannie Mae 6.50% 2037[3]	217	242
Fannie Mae 6.50% 2037[3]	58	64
Fannie Mae 7.00% 2037[3]	290	318
Fannie Mae 7.00% 2037[3]	113	124
Fannie Mae 7.00% 2037[3]	12	13
Fannie Mae 7.50% 2037[3]	50	56
Fannie Mae 6.00% 2038[3]	147	158
Fannie Mae 7.00% 2038[3]	400	437
Fannie Mae 5.00% 2041[3]	1,871	2,091
Fannie Mae 5.00% 2041[3]	1,309	1,463
Fannie Mae 5.00% 2041[3]	955	1,069
U.S. Government Securities Fund — Page 2 of 11

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 5.00% 2041[3]	$673	$753
Fannie Mae 3.50% 2045[3]	18,003	18,668
Fannie Mae 3.00% 2046[3]	154,994	155,833
Fannie Mae 3.00% 2046[3]	24,739	24,873
Fannie Mae 3.50% 2046[3]	6,961	7,221
Fannie Mae 3.50% 2046[3]	459	476
Fannie Mae 3.50% 2047[3,4]	30,000	30,967
Fannie Mae 3.50% 2047[3,4]	8,000	8,244
Fannie Mae 4.00% 2047[3]	273,392	288,921
Fannie Mae 4.00% 2047[3,4]	108,000	113,834
Fannie Mae 4.00% 2047[3,4]	53,164	55,930
Fannie Mae 4.00% 2047[3,4]	40,000	42,238
Fannie Mae 4.50% 2047[3,4]	78,200	84,162
Fannie Mae 4.50% 2047[3,4]	20,000	21,558
Fannie Mae 3.50% 2056[3]	72,517	74,655
Fannie Mae 4.00% 2056[3]	121,557	129,214
Fannie Mae, Series 2001-4, Class NA, 9.528% 2025[3,5]	21	23
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[3]	298	326
Fannie Mae, Series 2001-20, Class E, 9.589% 2031[3,5]	5	6
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[3]	1,074	967
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	668	600
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 1.304% 2036[3,5]	880	876
Fannie Mae, Series 1999-T2, Class A1, 7.50% 2039[3,5]	272	306
Freddie Mac 10.00% 2025[3]	57	58
Freddie Mac 3.00% 2035[3]	16,441	16,897
Freddie Mac Pool #1H1354 2.797% 2036[3,5]	475	501
Freddie Mac 4.00% 2036[3]	245	262
Freddie Mac 5.00% 2041[3]	4,296	4,805
Freddie Mac 3.50% 2045[3]	5,987	6,210
Freddie Mac 3.50% 2046[3]	175,153	181,651
Freddie Mac 3.50% 2046[3]	6,392	6,613
Freddie Mac 4.00% 2047[3,4]	478,079	503,841
Freddie Mac 4.00% 2047[3]	452,870	479,000
Freddie Mac 4.00% 2047[3,4]	135,000	142,549
Freddie Mac 4.00% 2047[3]	110,885	117,178
Freddie Mac 4.50% 2047[3,4]	8,000	8,602
Freddie Mac, Series 2289, Class NA, 10.255% 2020[3,5]	10	10
Freddie Mac, Series 2289, Class NB, 9.00% 2022[3,5]	9	10
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 1.389% 2023[3,5]	9	9
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	3,185	3,240
Freddie Mac, Series 2626, Class NG, 3.50% 2023[3]	10	10
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[3]	1,259	1,105
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[3]	591	530
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	514	474
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 1.239% 2036[3,5]	1,495	1,490
Freddie Mac Pool #760014 2.982% 2045[3,5]	6,964	7,176
Government National Mortgage Assn. 10.00% 2019[3]	35	37
Government National Mortgage Assn. 10.00% 2021[3]	30	32
Government National Mortgage Assn. 6.50% 2029[3]	447	510
Government National Mortgage Assn. 6.50% 2032[3]	734	834
Government National Mortgage Assn. 6.50% 2037[3]	281	322
Government National Mortgage Assn. 5.50% 2038[3]	364	408
Government National Mortgage Assn. 5.50% 2038[3]	58	62
Government National Mortgage Assn. 6.00% 2038[3]	475	548
U.S. Government Securities Fund — Page 3 of 11

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Government National Mortgage Assn. 6.50% 2038[3]	$273	$306
Government National Mortgage Assn. 6.50% 2038[3]	257	274
Government National Mortgage Assn. 6.50% 2038[3]	189	216
Government National Mortgage Assn. 6.50% 2038[3]	136	155
Government National Mortgage Assn. 4.00% 2039[3]	507	538
Government National Mortgage Assn. 4.00% 2039[3]	64	68
Government National Mortgage Assn. 5.00% 2039[3]	1,228	1,353
Government National Mortgage Assn. 6.00% 2039[3]	2,679	3,060
Government National Mortgage Assn. 6.50% 2039[3]	735	835
Government National Mortgage Assn. 4.50% 2040[3]	1,101	1,192
Government National Mortgage Assn. 5.00% 2040[3]	154	169
Government National Mortgage Assn. 5.00% 2040[3]	124	136
Government National Mortgage Assn. 5.50% 2040[3]	4,330	4,883
Government National Mortgage Assn. 3.50% 2041[3]	854	881
Government National Mortgage Assn. 4.00% 2041[3]	337	347
Government National Mortgage Assn. 4.50% 2041[3]	13,324	14,307
Government National Mortgage Assn. 5.00% 2041[3]	7,450	8,051
Government National Mortgage Assn. 5.00% 2041[3]	138	144
Government National Mortgage Assn. 5.50% 2041[3]	517	552
Government National Mortgage Assn. 5.50% 2041[3]	404	431
Government National Mortgage Assn. 5.50% 2041[3]	76	81
Government National Mortgage Assn. 6.00% 2041[3]	83	92
Government National Mortgage Assn. 6.50% 2041[3]	1,559	1,728
Government National Mortgage Assn. 3.50% 2042[3]	546	570
Government National Mortgage Assn. 4.00% 2042[3]	3,438	3,609
Government National Mortgage Assn. 4.00% 2042[3]	2,093	2,198
Government National Mortgage Assn. 3.50% 2043[3]	4,471	4,667
Government National Mortgage Assn. 4.50% 2043[3]	615	659
Government National Mortgage Assn. 4.50% 2044[3]	22	23
Government National Mortgage Assn. 4.50% 2045[3]	61,587	65,958
Government National Mortgage Assn. 4.50% 2045[3]	11,929	12,776
Government National Mortgage Assn. 4.50% 2045[3]	9,745	10,437
Government National Mortgage Assn. 4.50% 2045[3]	643	689
Government National Mortgage Assn. 4.50% 2045[3]	445	476
Government National Mortgage Assn. 4.50% 2045[3]	135	144
Government National Mortgage Assn. 4.00% 2046[3]	10,337	10,786
Government National Mortgage Assn. 4.00% 2047[3,6]	258,200	273,631
Government National Mortgage Assn. 4.00% 2047[3]	77,148	81,745
Government National Mortgage Assn. 4.00% 2047[3,4]	61,500	64,979
Government National Mortgage Assn. 4.00% 2047[3]	34,843	36,919
Government National Mortgage Assn. 4.50% 2047[3]	48,330	51,887
Government National Mortgage Assn. 4.50% 2047[3]	47,699	51,122
Government National Mortgage Assn. 4.50% 2047[3]	18,406	19,736
Government National Mortgage Assn. 6.21% 2058[3]	68	69
Government National Mortgage Assn. 6.216% 2058[3]	1,035	1,098
Government National Mortgage Assn., Series 2003-46, 5.00% 2033[3]	1,388	1,478
Government National Mortgage Assn., Series 2003, 6.172% 2058[3]	185	188
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[3]	1,651	1,657
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.421% 2060[3,5]	28,154	29,315
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.432% 2061[3,5]	41,075	454
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.776% 2062[3,5]	24,810	360
National Credit Union Administration, Series 2010-R2, Class 1A, (1-month USD-LIBOR + 0.37%) 1.362% 2017[3,5]	333	333
U.S. Government Securities Fund — Page 4 of 11

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 1.394% 2020[3,5]	$785	$785
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 1.442% 2020[3,5]	512	513
Seasoned Credit Risk Transfer, Series 2017-1, Class HA, 2.00% 2056[3]	40,689	40,853
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[3]	11,519	11,711
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[3]	10,107	10,745
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	7,132	7,278
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	2,820	2,901
		3,544,642
Other mortgage-backed securities0.28%
Fannie Mae, Series 2014-M6, Class FA, multifamily (1-month USD-LIBOR + 0.29%) 1.266% 2017[3,5]	134	134
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	4,325	4,454
Fannie Mae, Series 2012-M3, Class 1A2, multifamily 3.044% 2022[3]	3,500	3,614
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.241% 2023[3,5]	3,600	3,777
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.471% 2024[3,5]	6,525	6,943
Freddie Mac, Series KGRP, Class A, multifamily (1-month USD-LIBOR + 0.38%) 1.371% 2020[3,5]	2,131	2,133
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	1,134	1,156
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	1,231	1,240
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	1,957	2,005
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3]	1,200	1,271
		26,727
Total mortgage-backed obligations		3,571,369
Federal agency bonds & notes2.52%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	1,545	1,567
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,596	1,615
Fannie Mae 1.25% 2021	31,600	31,028
Fannie Mae 7.125% 2030	3,000	4,412
Federal Home Loan Bank 3.375% 2023	14,160	15,246
Federal Home Loan Bank 5.50% 2036	700	948
Private Export Funding Corp. 1.45% 2019	5,250	5,239
Private Export Funding Corp. 2.25% 2020	10,000	10,173
Private Export Funding Corp. 3.55% 2024	11,150	12,067
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	171	179
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	58	61
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	265	280
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	847	893
Tennessee Valley Authority 1.875% 2022	18,350	18,332
Tennessee Valley Authority 4.65% 2035	3,930	4,653
Tennessee Valley Authority 5.88% 2036	2,750	3,783
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	9,165
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	4,134
TVA Southaven 3.846% 2033[3]	2,581	2,637
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	31,500	31,776
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,420
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	6,000	6,154
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	2,500	2,589
United States Agency for International Development, State of Iraq, 2.149% 2022	13,330	13,457
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,956
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	7,000	6,882
United States Agency for International Development, Ukraine, 1.844% 2019	2,890	2,915
U.S. Government Securities Fund — Page 5 of 11

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal?amount (000)	Value (000)
United States Agency for International Development, Ukraine, 1.847% 2020	$20,000	$20,149
United States Agency for International Development, Ukraine, 1.471% 2021	11,770	11,601
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	1,635	1,717
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	1,828	1,939
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	1,441	1,565
		241,532
Total bonds, notes & other debt instruments (cost: $9,218,753,000)		9,287,505
Short-term securities26.37%
Federal Farm Credit Banks 1.04% due 12/15/2017	11,000	10,934
Federal Home Loan Bank 1.00%–1.07% due 10/20/2017–11/22/2017	271,648	270,347
Freddie Mac 0.99%–1.03% due 10/24/2017–11/28/2017	908,050	903,633
U.S. Treasury Bills 0.88%–1.06% due 9/28/2017–11/24/2017	1,350,000	1,343,741
Total short-term securities (cost: $2,529,119,000)		2,528,655
Total investment securities 123.20% (cost: $11,747,872,000)		11,816,160
Other assets less liabilities (23.20)%		(2,224,876)
Net assets 100.00%		$9,591,284
U.S. Government Securities Fund — Page 6 of 11

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value at 5/31/2017 (000)	Unrealized appreciation (depreciation) at 5/31/2017 (000)
10 Year U.S. Treasury Note Futures	Long	3,779	September 2017	$377,900	$477,276	$1,773
30 Year Ultra U.S. Treasury Bond Futures	Long	808	September 2017	80,800	133,421	1,079
20 Year U.S. Treasury Bond Futures	Long	415	September 2017	41,500	63,832	547
10 Year Ultra U.S. Treasury Note Futures	Long	15	September 2017	1,500	2,036	8
5 Year U.S. Treasury Note Futures	Long	37,203	October 2017	3,720,300	4,401,580	7,160
2 Year U.S. Treasury Note Futures	Long	4,075	October 2017	815,000	882,174	88
90 Day Euro Dollar Futures	Short	2,300	September 2018	(575,000)	(565,599)	(1,385)
90 Day Euro Dollar Futures	Short	3,100	December 2018	(775,000)	(761,631)	(2,175)
						$7,095
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 5/31/2017 (000)
U.S. EFFR	1.19125%	11/1/2017	$9,555,000	$—	$—	$—
U.S. EFFR	1.201%	11/1/2017	4,920,000	—	—	—
U.S. EFFR	1.19875%	11/1/2017	4,920,000	—	—	—
1.6715%	3-month USD-LIBOR	3/17/2019	857,000	2,845	—	2,845
1.654%	3-month USD-LIBOR	3/20/2019	853,000	2,559	—	2,559
1.329%	U.S. EFFR	3/27/2019	58,000	6	—	6
1.34875%	U.S. EFFR	4/5/2019	362,500	149	—	149
1.32625%	U.S. EFFR	4/5/2019	207,900	—	—	—
3-month USD-LIBOR	1.5165%	4/19/2019	300,000	(117)	—	(117)
1.515%	3-month USD-LIBOR	6/4/2019	120,000	4	—	4
1.732%	3-month USD-LIBOR	6/27/2019	115,000	490	—	490
1.773%	3-month USD-LIBOR	8/11/2019	108,000	546	—	546
1.9225%	3-month USD-LIBOR	9/25/2019	132,000	1,096	—	1,096
1.785%	3-month USD-LIBOR	1/2/2020	90,000	440	—	440
1.655%	3-month USD-LIBOR	2/11/2020	160,000	210	—	210
3-month USD-LIBOR	1.217%	9/22/2021	250,000	5,790	—	5,790
3-month USD-LIBOR	1.225%	9/22/2021	250,000	5,707	—	5,707
3-month USD-LIBOR	1.196%	9/27/2021	90,000	2,173	—	2,173
3-month USD-LIBOR	1.9665%	2/2/2022	146,000	(1,064)	—	(1,064)
3-month USD-LIBOR	2.01215%	2/2/2022	350,000	(3,269)	—	(3,269)
3-month USD-LIBOR	1.977%	2/7/2022	178,000	(1,376)	—	(1,376)
3-month USD-LIBOR	2.2175%	3/17/2022	316,000	(5,893)	—	(5,893)
3-month USD-LIBOR	1.869%	4/19/2022	215,000	(497)	—	(497)
2.8%	3-month USD-LIBOR	9/2/2022	560,000	6,641	—	6,641
2.75%	3-month USD-LIBOR	9/2/2022	560,000	6,121	—	6,121
3-month USD-LIBOR	1.495%	11/10/2023	115,000	3,142	—	3,142
3-month USD-LIBOR	2.74125%	11/22/2023	79,000	(3,863)	—	(3,863)
3-month USD-LIBOR	2.7343%	11/22/2023	100,000	(4,847)	—	(4,847)
3-month USD-LIBOR	2.0955%	2/10/2024	43,300	(368)	—	(368)
3-month USD-LIBOR	2.0815%	2/10/2024	86,700	(661)	—	(661)
3-month USD-LIBOR	2.3875%	3/17/2024	290,300	(7,829)	—	(7,829)
3-month USD-LIBOR	2.683%	8/4/2024	63,000	(2,935)	—	(2,935)
U.S. Government Securities Fund — Page 7 of 11

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 5/31/2017 (000)
3-month USD-LIBOR	2.469%	6/9/2025	$23,000	$(727)	$—	$(727)
3-month USD-LIBOR	1.7545%	2/5/2026	45,000	1,196	—	1,196
3-month USD-LIBOR	2.24%	12/5/2026	179,000	(1,752)	—	(1,752)
3-month USD-LIBOR	2.27%	12/5/2026	146,000	(1,813)	—	(1,813)
2.579%	3-month USD-LIBOR	3/14/2027	159,000	6,252	—	6,252
2.4695%	3-month USD-LIBOR	3/21/2027	81,800	2,408	—	2,408
2.333%	3-month USD-LIBOR	3/29/2027	130,000	2,228	—	2,228
2.3335%	3-month USD-LIBOR	3/29/2027	100,000	1,719	—	1,719
3-month USD-LIBOR	2.3215%	4/12/2027	32,400	(518)	—	(518)
3-month USD-LIBOR	2.2095%	4/19/2027	31,600	(184)	—	(184)
3-month USD-LIBOR	2.1385%	6/2/2027	117,000	—	—	—
3-month USD-LIBOR	2.97125%	9/2/2030	124,000	(5,006)	—	(5,006)
3-month USD-LIBOR	3.005%	9/2/2030	124,000	(5,363)	—	(5,363)
3-month USD-LIBOR	3.34%	6/27/2044	80,000	(15,163)	—	(15,163)
3-month USD-LIBOR	3.206%	7/31/2044	27,000	(4,387)	—	(4,387)
3-month USD-LIBOR	3.238%	8/8/2044	28,000	(4,728)	—	(4,728)
3-month USD-LIBOR	2.7045%	1/2/2045	38,500	(2,249)	—	(2,249)
3-month USD-LIBOR	2.525%	10/20/2045	32,000	(669)	—	(669)
3-month USD-LIBOR	2.516%	10/20/2045	48,000	(912)	—	(912)
3-month USD-LIBOR	2.5315%	10/26/2045	20,000	(447)	—	(447)
3-month USD-LIBOR	2.58245%	11/5/2045	13,000	(432)	—	(432)
3-month USD-LIBOR	2.57067%	11/9/2045	55,000	(1,688)	—	(1,688)
3-month USD-LIBOR	2.6485%	11/16/2045	54,375	(2,580)	—	(2,580)
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	(385)	—	(385)
3-month USD-LIBOR	2.59125%	12/16/2045	22,500	(791)	—	(791)
3-month USD-LIBOR	2.4095%	1/14/2046	25,000	100	—	100
3-month USD-LIBOR	1.991%	6/13/2046	30,000	2,858	—	2,858
U.S. EFFR	1.46%	7/25/2046	116,000	16,618	—	16,618
3-month USD-LIBOR	1.768%	8/17/2046	57,000	8,236	—	8,236
2.66515%	3-month USD-LIBOR	2/2/2047	30,000	1,566	—	1,566
2.6275%	3-month USD-LIBOR	2/2/2047	33,000	1,448	—	1,448
3-month USD-LIBOR	2.6575%	2/17/2047	47,000	(2,377)	—	(2,377)
3-month USD-LIBOR	2.601%	4/6/2047	20,600	(787)	—	(787)
3-month USD-LIBOR	2.609%	4/6/2047	20,400	(816)	—	(816)
					$—	$(3,945)

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $182,784,000, which represented 1.91% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $273,631,000, which represented 2.85% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
U.S. Government Securities Fund — Page 8 of 11

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $7,244,376,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $12,017,217,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
U.S. Government Securities Fund — Page 9 of 11

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2017 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$5,474,604	$—	$5,474,604
Mortgage-backed obligations	—	3,571,369	—	3,571,369
Federal agency bonds & notes	—	241,532	—	241,532
Short-term securities	—	2,528,655	—	2,528,655
Total	$—	$11,816,160	$—	$11,816,160

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$10,655	$—	$—	$10,655
Unrealized appreciation on interest rate swaps	—	82,548	—	82,548
Liabilities:
Unrealized depreciation on futures contracts	(3,560)	—	—	(3,560)
Unrealized depreciation on interest rate swaps	—	(86,493)	—	(86,493)
Total	$7,095	$(3,945)	$—	$3,150
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$92,338
Gross unrealized depreciation on investment securities	(28,992)
Net unrealized appreciation on investment securities	63,346
Cost of investment securities	11,752,814

Key to abbreviations and symbol
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
U.S. Government Securities Fund — Page 10 of 11

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-022-0717O-S60634	U.S. Government Securities Fund — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: July 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 28, 2017